Income Taxes - Reconciliation of Federal Statutory Income Tax Rate of 34 Percent to Effective Income Tax Rate (Detail)	12 Months Ended
	May. 31, 2015	May. 31, 2014
Schedule Of Income Taxes [Line Items]
Income tax provision at statutory rate	34.00%	34.00%
State income taxes, net	0.00%	0.40%
Rate change	(0.60%)	(9.60%)
Derivative gain/loss	(1.20%)
Valuation allowance	(32.20%)	(24.80%)
Total	0.00%	0.00%